Supplemental Guarantors Consolidating Condensed Financial Information - (Statement of Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	$ 1,738	$ 19,945	$ 1,129	$ 1,270	$ 14,706	$ 11,842	$ (5,111)	$ (5,026)	$ 511	$ 37,050	$ 2,216	$ (63,417)
Unrealized loss on securities held as available for sale, net of tax:
Unrealized net holding gains (losses) arising during the period	0				85					(32)	(373)	4,117
Less: Reclassification adjustment for realized gains included in earnings										(230)	(2,467)	(4,188)
Foreign currency translation adjustments	(3,077)				2,556					2,969	(3,037)	6,948
Comprehensive income (loss)	(1,339)				17,347					39,757	(3,661)	(56,540)
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	1,738				14,706					37,050	2,216	(63,417)
Unrealized loss on securities held as available for sale, net of tax:
Unrealized net holding gains (losses) arising during the period					0					0	0	0
Less: Reclassification adjustment for realized gains included in earnings										0	0	0
Foreign currency translation adjustments	0				0					0	0	0
Comprehensive income (loss)	1,738				14,706					37,050	2,216	(63,417)
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	11,358				17,204					60,688	25,751	(40,085)
Unrealized loss on securities held as available for sale, net of tax:
Unrealized net holding gains (losses) arising during the period					85					(32)	(373)	4,117
Less: Reclassification adjustment for realized gains included in earnings										(230)	(2,467)	(4,188)
Foreign currency translation adjustments	0				0					0	(1)	1
Comprehensive income (loss)	11,358				17,289					60,426	22,910	(40,155)
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	2,296				8,916					16,548	1,661	(9,896)
Unrealized loss on securities held as available for sale, net of tax:
Unrealized net holding gains (losses) arising during the period					0					0	0	0
Less: Reclassification adjustment for realized gains included in earnings										0	0	0
Foreign currency translation adjustments	(3,077)				2,556					2,969	(3,036)	6,947
Comprehensive income (loss)	(781)				11,472					19,517	(1,375)	(2,949)
Consolidating Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	(13,654)				(26,120)					(77,236)	(27,412)	49,981
Unrealized loss on securities held as available for sale, net of tax:
Unrealized net holding gains (losses) arising during the period					0					0	0	0
Less: Reclassification adjustment for realized gains included in earnings										0	0	0
Foreign currency translation adjustments	0				0					0	0	0
Comprehensive income (loss)	$ (13,654)				$ (26,120)					$ (77,236)	$ (27,412)	$ 49,981